DISPOSAL OF ASSETS	12 Months Ended
Dec. 31, 2025
Disclosure of analysis of single amount of discontinued operations [abstract]
ASSETS HELD FOR SALE	DISPOSAL OF ASSETS
On December 30, 2025, the company, together with is institutional partners, completed the sale of a 700 MW portfolio of operating and under construction distributed generation assets in the United States for proceeds, net of transactions costs, of approximately $546 million ($215 million net to the company). As a result of the disposition, the company derecognized $1,285 million of total assets and $698 million of total liabilities from the consolidated statements of financial position. The post-tax portion of the accumulated revaluation surplus of $89 million ($35 million net to the company) was reclassified from accumulated other comprehensive income directly to equity and presented as a Disposal item in the consolidated statements of changes in equity.
ASSETS HELD FOR SALE
As at December 31, 2025, assets held for sale included the following:

During the third quarter of 2025, the company, together with its institutional partners, agreed to the sale of a 45 MW portfolio of operating hydroelectric assets in the United States for proceeds of approximately $125 million ($51 million net to the company). As at December 31, 2025, these assets had post-tax accumulated revaluation surplus of $64 million ($24 million net to the company) that would be reclassified to equity upon disposition.
Subsequent to year-end, the company, together with its institutional partners, agreed to the sale of a 132 MW portfolio of operating wind and solar assets in the United States for proceeds of approximately $89 million ($57 million net to the company).

The following is a summary of the major items of assets and liabilities classified as held for sale as at December 31:

(MILLIONS)	2025
Assets
Cash and cash equivalents	$6
Trade receivables and other current assets	9
Financial instrument assets	10
Property, plant and equipment	441
Assets held for sale	$466
Liabilities
Current liabilities	$4
Non-recourse borrowings	133
Financial instrument liabilities	65
Other long-term liabilities	10
Provisions	8
Liabilities directly associated with assets held for sale	$220
The company continues to consolidate and recognize the revenues, expenses and cash flows associated with assets held for sale in the consolidated statements of income (loss), consolidated statements of comprehensive income (loss), and the consolidated statements of cash flows, respectively. Non-current assets classified as held for sale are not depreciated.